Property, Plant and Equipment, Net (Details) - Schedule of property and equipment stated at cost less accumulated depreciation - USD ($)	Jan. 31, 2022	Jul. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 277,491	$ 761,659
Less: accumulated depreciation	(93,652)	(189,632)
Property and equipment, net	183,839	572,027
Furniture, fixtures and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	192,193	187,053
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 85,298	$ 574,606